UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2026 to March 31, 2026

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

May 13, 2026

CCC DEPOSITOR, LLC

(Exact name of securitizer as specified in its charter)

025-08214	0002106068
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Steven Ujvary (307) 871-4132

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1

CCC Depositor, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: CROSS 2026-NQM1 Mortgage Trust, CROSS 2026-NQM2 Mortgage Trust or CROSS 2026-NQM3 Mortgage Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CCC Depositor, LLC (Depositor)

By:	/s/ Steven Ujvary
Name: Steven Ujvary
Title: Vice President

Date: May 13, 2026